Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Held for sale balances are summarized as follows:

	December 31
	2014	2013
	(Dollars in Millions)
ASSETS HELD FOR SALE
Cash and equivalents	$351	$359
Restricted cash	—	6
Accounts receivable, net	845	971
Inventories, net	334	342
Other current assets	130	177
Total current assets held for sale	1,660	1,855

Property and equipment, net	1,077	1,217
Intangible assets, net	251	285
Investments in non-consolidated affiliates	66	63
Other non-current assets	32	50
Total non-current assets held for sale	1,426	1,615
Total assets held for sale	$3,086	$3,470

LIABILITIES HELD FOR SALE
Short-term debt, including current portion of long-term debt	$113	$105
Accounts payable	718	933
Employee benefits	66	106
Other current liabilities	90	106
Total current liabilities held for sale	987	1,250

Long-term debt	252	226
Employee benefits	77	80
Deferred tax liabilities	67	74
Other non-current liabilities	36	47
Total non-current liabilities held for sale	432	427
Total liabilities held for sale	$1,419	$1,677
Discontinued operations are summarized as follows:

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Sales	$5,757	$5,715	$5,529
Cost of sales	5,239	5,226	5,064
Gross margin	518	489	465
Selling, general and administrative expenses	194	192	199
Long-lived asset impairment	190	—	19
Loss on interiors divestiture	136	—	—
Restructuring expense	17	18	37
Interest expense, net	7	4	(3)
Equity in net income of non-consolidated affiliates	13	11	5
Other expense	25	15	21
(Loss) income from discontinued operations before income taxes	(38)	271	197
Provision for income taxes	93	51	86
Net (loss) income from discontinued operations	(131)	220	111
Net income attributable to non-controlling interests	66	85	67
Net (loss) income from discontinued operations attributable to Visteon	$(197)	$135	$44
Cash and non-cash items for certain operating and investing activities related to discontinued operations for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Year Ended December 31
	2014	2013	2012
	(Dollars in Millions)
Depreciation and amortization	$200	$222	$215
Asset impairments and losses on divestitures	$326	$—	$19
Capital expenditures	$244	$213	$172